CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit after tax	€ 3,370	€ 4,088	€ 4,046
Items that will not be reclassified to profit or loss
Remeasurements on defined benefit pension plans, before tax	(57)	12	29
Income taxes relating to remeasurements on defined benefit pension plans	5	(1)	(7)
Remeasurements on defined benefit pension plans, net of tax	(52)	11	22
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax	(52)	11	22
Items that will be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	537	910	(2,730)
Reclassification adjustments on exchange differences on translation, before tax	0	0	0
Exchange differences, before tax	537	910	(2,730)
Income taxes relating to exchange differences on translation	0	0	(2)
Exchange differences, net of tax	537	910	(2,732)
Gains (losses) on remeasuring available-for-sale financial assets, before tax	0	0	114
Reclassification adjustments on available-for-sale financial assets, before tax	0	0	(250)
Available-for-sale financial assets, before tax	0	0	(136)
Income taxes relating to available-for-sale financial assets	0	0	1
Available-for-sale financial assets, net of tax	0	0	(135)
Gains (losses) on cash flow hedges/cost of hedging, before tax	(24)	(10)	81
Reclassification adjustments on cash flow hedges/cost of hedging, before tax	22	(22)	(41)
Cash flow hedges/cost of hedging, before tax	(2)	(32)	39
Income taxes relating to cash flow hedges/cost of hedging	0	9	(10)
Cash flow hedges/cost of hedging, net of tax	(1)	(23)	29
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	536	887	(2,838)
Other comprehensive income, net of tax	483	898	(2,816)
Total comprehensive income	3,854	4,986	1,229
Attributable to owners of parent	3,804	4,980	1,191
Attributable to non-controlling interests	€ 50	€ 6	€ 38